Critical Accounting Judgements, Estimates and Assumptions - Additional Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Changes In Accounting Estimates [Abstract]
Grant Income includes an estimate of Research and Development grant receivable	$ 3,999	$ 10,507	$ 3,590